Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale, ESO (Details) - GBP (£) £ in Millions	Oct. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Intangible assets other than goodwill		£ 3,564	£ 3,431
Property, plant and equipment		74,091	68,907
Pension asset		2,489	2,407
Cash and cash equivalents		1,178	559	£ 163	£ 204
Financial investments		6,429	4,332
Total assets		106,742	98,325
Borrowings		(47,539)	(47,072)	£ (42,985)
Total liabilities		(68,916)	(68,433)
Net assets		£ 37,826	29,892
UK Electricity System Operator
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Consideration paid (received)	£ 673
Gain on sale	187
Deferred consideration receivable	45
Assets and liabilities classified as held for sale | UK Electricity System Operator
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Intangible assets other than goodwill	485
Property, plant and equipment	121
Trade and other receivables	375
Pension asset	16
Cash and cash equivalents	51
Financial investments	501
Total assets	1,549
Borrowings	(13)
Other liabilities	(703)
Provision for UK electricity balancing costs	(347)		£ (498)
Total liabilities	(1,063)
Net assets	£ 486